Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Cash on hand	12	12
Cash at other financial institutions	103	198,374
Cash at banks	1,077,760	2,856,808
	1,077,875	3,055,194

	At December 31,
	2019	2020
	RMB’000	RMB’000
USD	718,156	1,459,069
RMB	271,568	1,369,401
HKD	77,489	212,444
SGD	8,318	6,889
IDR	2,344	4,129
MYR	—	3,262
	1,077,875	3,055,194